Contract Assets - Aggregate Amount of the Transaction Price Allocated to the Unsatisfied Performance Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	$ 143,265	$ 156,592